LEASES - Financing Lease Commitments (Details) - USD ($)	Jan. 31, 2020	May 31, 2019	Jan. 31, 2019	Mar. 31, 2018
Financing lease commitments
2021	$ 43,000
2022	22,000
2023	5,000
Total	70,000
Leased asset value	93,000		$ 148,000
Total future payments of interest	$ 6,000
Laboratory equipment
Financing lease commitments
Leased asset value		$ 54,000		$ 61,000